Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: May 12, 2026

Payment Date	5/15/2026
Collection Period Start	4/1/2026
Collection Period End	4/30/2026
Interest Period Start	4/15/2026
Interest Period End	5/14/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$110,842,465.74	$18,454,239.34	$92,388,226.40	0.194502	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$250,222,465.74	$18,454,239.34	$231,768,226.40

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$274,214,044.62	$254,079,942.92	0.169869
YSOC Amount	$20,600,377.50	$18,920,515.14
Adjusted Pool Balance	$253,613,667.12	$235,159,427.78
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$110,842,465.74	4.87000%	30/360	$449,835.67
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$250,222,465.74			$1,030,846.67

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$274,214,044.62	$254,079,942.92
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$253,613,667.12	$235,159,427.78
Number of Receivables Outstanding	28,688	27,707
Weighted Average Contract Rate	3.99%	3.99%
Weighted Average Remaining Term (months)	23.6	22.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$917,151.88
Principal Collections	$19,972,606.95
Liquidation Proceeds	$200,223.86
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,089,982.69
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,089,982.69

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$228,511.70	$228,511.70	$—	$—	$20,861,470.99
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,861,470.99
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,861,470.99
Interest - Class A-3 Notes	$449,835.67	$449,835.67	$—	$—	$20,411,635.32
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$20,020,125.32
First Allocation of Principal	$—	$—	$—	$—	$20,020,125.32
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$19,962,834.32
Second Allocation of Principal	$—	$—	$—	$—	$19,962,834.32
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$19,902,266.32
Third Allocation of Principal	$1,503,037.96	$1,503,037.96	$—	$—	$18,399,228.36
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,327,586.36
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,767,586.36
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,767,586.36
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,376,384.98
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,376,384.98
Remaining Funds to Certificates	$1,376,384.98	$1,376,384.98	$—	$—	$—
Total	$21,089,982.69	$21,089,982.69	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$20,600,377.50
Increase/(Decrease)	$(1,679,862.36)
Ending YSOC Amount	$18,920,515.14

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$253,613,667.12	$235,159,427.78
Note Balance	$250,222,465.74	$231,768,226.40
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	17	$161,494.75
Liquidation Proceeds of Defaulted Receivables[2]	0.08%	180	$200,223.86
Monthly Net Losses (Liquidation Proceeds)			$(38,729.11)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			(0.08)%
Preceding Collection Period			(0.08)%
Current Collection Period			(0.18)%
Four-Month Average Net Loss Ratio			(0.05)%
Cumulative Net Losses for All Periods			$4,581,186.90
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.44%	85	$1,105,998.92
60-89 Days Delinquent	0.21%	36	$545,041.65
90-119 Days Delinquent	0.07%	10	$178,523.97
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.72%	131	$1,829,564.54

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$8,606.98
Total Repossessed Inventory		7	$99,989.35

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		46	$723,565.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.31%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.25%
Current Collection Period			0.28%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.46	0.18%	39	0.14%